ASSETS HELD FOR SALE AND INVENTORIES, NET - Assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 95,417	$ 133,697
Investments held for sale	0	0
Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	23,886	25,213
Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	68,507	99,710
Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,559	7,419
Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,465	1,355
Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	9,918	4,340
Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,090	2,277
Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,828	2,063
Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	63,283	101,214
Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	7,928	9,119
Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	52,331	83,321
Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,559	7,419
Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,465	1,355
Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	22,216	28,143
Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	10,868	13,817
Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	11,348	14,326
Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	98,200	136,461
Gross carrying amount | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	24,305	25,269
Gross carrying amount | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	70,399	101,851
Gross carrying amount | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,616	7,642
Gross carrying amount | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,880	1,699
Gross carrying amount | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	10,030	4,458
Gross carrying amount | Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,160	2,305
Gross carrying amount | Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,870	2,153
Gross carrying amount | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	65,644	103,803
Gross carrying amount | Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	7,967	9,147
Gross carrying amount | Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	54,181	85,315
Gross carrying amount | Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,616	7,642
Gross carrying amount | Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,880	1,699
Gross carrying amount | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	22,526	28,200
Gross carrying amount | Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	11,178	13,817
Gross carrying amount | Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	11,348	14,383
Impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(2,783)	(2,764)
Impairment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(419)	(56)
Impairment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(1,892)	(2,141)
Impairment | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(57)	(223)
Impairment | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(415)	(344)
Impairment | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(112)	(118)
Impairment | Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(70)	(28)
Impairment | Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(42)	(90)
Impairment | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(2,361)	(2,589)
Impairment | Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(39)	(28)
Impairment | Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(1,850)	(1,994)
Impairment | Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(57)	(223)
Impairment | Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(415)	(344)
Impairment | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(310)	(57)
Impairment | Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ (310)
Impairment | Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		$ (57)